Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents		$ 957,285	$ 1,847,634
Accounts receivable, net		26,634,057	17,401,756
Inventories, net		7,230,581	5,227,164
Advances to suppliers		1,914,972
Deferred offering costs			269,752
Loan receivable		2,000,000
Other receivables and current assets		216,042	4,347
Total Current Assets		38,952,937	24,750,653
Non-Current Assets
Property, plant and equipment, net		10,284,569	11,292,764
Deferred tax assets		109,826	160,672
Other non-current assets		690,135
Operating lease right-of-use assets, net		6,007,527	314,028
Total Non-Current Assets		17,092,057	11,767,464
Total Assets		56,044,994	36,518,117
Current Liabilities
Accounts payable		1,712,220	5,752,015
Taxes payable		7,390,025	7,733,816
Operating lease liabilities – current		641,564	785,070
Other payables and accrued expenses		579,744	425,335
Total Current Liabilities		10,908,746	15,677,069
Non-Current Liabilities
Deferred tax liabilities			62,806
Operating lease liabilities – non-current		3,301,395
Other non-current liabilities		13,727	29,091
Total Non-Current Liabilities		3,315,122	91,897
Total Liabilities		14,223,868	15,768,966
Commitments and Contingencies
Shareholders’ Equity
Shares subscription receivable		(5,200)	(5,200)
Additional paid-in capital		10,220,329	392,356
Accumulated income		33,666,679	21,855,065
Accumulated other comprehensive loss		(2,066,112)	(1,498,270)
Total Shareholders’ Equity		41,821,126	20,749,151
Total Liabilities and Shareholders’ Equity		56,044,994	36,518,117
Class A Ordinary Shares
Shareholders’ Equity
Ordinary Shares, shares value	[1]	4,410	4,180
Class B Ordinary Shares
Shareholders’ Equity
Ordinary Shares, shares value	[1]	1,020	1,020
Related Party
Current Liabilities
Due to related parties		$ 585,193	$ 980,833

[1]	The shares and per share information are presented on a retroactive basis to reflect the Reorganization (Note 1) and the additional share issuance on pro rata basis (Note 12).